CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net loss	¥ (593,869)	$ (83,644)	¥ (520,691)	¥ (353,204)
Adjustments to reconcile net loss to net cash from operating activities
Depreciation of property and equipment	27,842	3,921	49,208	45,751
Amortization of intangible assets	7,420	1,045	3,817	5,071
Non-cash operating lease expense	319	45	6,393	18,533
Provision for credit losses	12,363	1,741	29,556	13,688
Impairment of assets	534,826	75,329	261,835	394,979
Foreign currency exchange (gains) losses	11,421	1,609	95,434	(29,799)
Losses (Gains) on disposal of property and equipment and intangible assets	(31,751)	(4,472)	(7,257)	447
Losses (Gains) on disposal/deemed disposal of businesses and subsidiaries/VIEs			(254)	2,487
Gains on disposal of investments	(21,676)	(3,053)	(32,536)	(92,143)
Changes in fair value of financial assets	(116)	(16)	25,658	(90,606)
Share of (income) losses from equity method investments	2,564	361	12,143	(60,992)
Deferred income tax expenses (benefits)	(44,631)	(6,286)	(12,881)	920
Share-based compensation expenses	33,554	4,726	7,863	7,150
Changes in operating assets and liabilities
Accounts receivable	(122,478)	(17,251)	(103,567)	56,990
Prepayments and other current assets	9,360	1,318	(447,179)	315,614
Due from related parties	(24,520)	(3,454)	17,736	68,753
Other non-current assets	(54,900)	(7,733)	9,225	979
Accounts payable	9,701	1,366	(10,391)	31,272
Accrued expenses and other current liabilities	791,702	111,509	236,332	(201,293)
Operating lease liabilities	1,178	166	(4,335)	(37,770)
Due to related parties	6,684	941	(15,054)	(10,518)
Income tax payable	(3,532)	(497)	(11,776)	17,954
Other non-current liabilities	(999)	(141)	(13,528)	(1,452)
Net cash provided by (used in) operating activities	550,462	77,530	(424,249)	102,811
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(9,680)	(1,363)	(6,783)	(46,818)
Purchase of long-term investments	(23,707)	(3,339)	(69,581)	(9,500)
Purchase of short-term investments	(1,176,030)	(165,640)	(1,005,110)	(3,630,357)
Proceeds from maturity of short-term investments	1,332,544	187,685	1,111,461	3,726,028
Proceeds from disposal of businesses and subsidiaries/VIE's subsidiaries, net of cash acquired				45,043
Proceeds from disposal of property and equipment and intangible assets	31,751	4,472	7,516	199
Proceeds from disposals and distributions of long-term investments	36,556	5,149	153,549	188,193
Loans to related parties				(100,000)
Loans to third parties	(3,000)	(423)	(5,000)	(600)
Repayment of loans from related parties				38,848
Repayment of loans from third parties	653	92	3,000	9,800
Purchase of subsidiaries, net of cash acquired	(238,148)	(33,542)
Net cash provided by (used in) investing activities	(49,061)	(6,909)	189,052	220,836
Cash flows from financing activities
Purchase of share awards and shares from noncontrolling shareholders	(5,869)	(827)	(4,866)	(4,620)
Payment of dividends to noncontrolling shareholders and owners of share awards	(909)	(128)		(5,020)
Net cash used in financing activities	(6,778)	(955)	(4,866)	(9,640)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	9,073	1,278	171,851	(29,755)
Net increase (decrease) in cash and cash equivalents and restricted cash	503,696	70,944	(68,212)	284,252
Cash and cash equivalents and restricted cash at beginning of the year	1,516,495	213,594	1,584,707	1,300,455
Cash and cash equivalents and restricted cash at end of the year	2,020,191	284,538	1,516,495	1,584,707
Supplemental disclosures
Cash payments for income taxes	(1,752)	(247)	(12,365)	(5,974)
Cash payments for interest expenses				(8)
Cash payments for operating leases	(14,925)	(2,102)	(15,446)	(37,448)
Right-of-use assets (released) obtained in exchange for operating lease liabilities-Non-cash	10,032	1,413	9,768	52,338
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other current liabilities	¥ 664	$ 94	5,896	3,917
Disposal of investment, businesses and subsidiaries included in prepayments and other current assets			¥ 9,348	¥ 57,611